UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23024

 NAME OF REGISTRANT:                     Pacer Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 16 Industrial Blvd.
                                         Suite 201
                                         Paoli, PA 19301

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Joe M. Thomson, Chairman
                                         and President
                                         Pacer Funds Trust
                                         16 Industrial Blvd., Suite
                                         201
                                         Paoli, PA 19301

 REGISTRANT'S TELEPHONE NUMBER:          610-644-8100

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               06/10/2015 - 06/30/2015


Pacer Trendpilot 100 ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Pacer Trendpilot 450 ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Pacer Trendpilot 750 ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Pacer US Export Leaders ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pacer Funds Trust
By (Signature)       /s/ Joe M. Thomson
Name                 Joe M. Thomson
Title                President
Date                 08/11/2015